SHORT TERM AND LONG TERM DEBT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012		Sep. 30, 2013	Dec. 31, 2011	Sep. 20, 2004 New Century Statutory Trust I [Member]	Dec. 31, 2012 Federal Home Loan Bank of Atlanta [Member]	Dec. 31, 2011 Federal Home Loan Bank of Atlanta [Member]
Short-term Debt, Total	$ 17,848,000	[1]	$ 14,207,000	$ 21,877,000
Long-term Debt, Total	12,372,000	[1]	12,372,000	14,372,000
Advances from Federal Home Loan Banks, Total						2,000,000	4,000,000
Federal Home Loan Bank, Advances, Short-term						2,000,000
Junior Subordinated Notes	12,400,000			12,400,000	12,400,000
Debt Instrument, Description of Variable Rate Basis	3 month LIBOR plus 2.15%
Securities Sold under Agreements to Repurchase	15,848,000			19,877,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	2,000,000			2,000,000
Federal Home Loan Bank, Advances, Maturities Summary, One to Five Years, Total				$ 2,000,000

[1]	Derived from audited consolidated financial statements.